Average Annual Total Returns			12 Months Ended		19 Months Ended	26 Months Ended	41 Months Ended	60 Months Ended	66 Months Ended	77 Months Ended			103 Months Ended
		Aug. 27, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index
Average Annual Return, Percent			25.02%	[1]	22.90%			14.53% [1]	15.05%	14.02%	[1]		14.66%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%	[2]		4.62% [2]		(0.33%)				1.31%
S&P SmallCap 600 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P SmallCap 600 Value Total Return Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		7.55%					8.10%		6.11%
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index ex USA Net(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.53%				0.73%
ICE U.S. Treasury 1-3 Year Bond Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	ICE U.S. Treasury 1-3 Year Bond Total Return Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		4.04%			4.22%
Aptus Drawdown Managed Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.14%					9.44%					8.25%
Performance Inception Date		Jun. 08, 2016
Aptus Drawdown Managed Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.00%					9.29%					8.09%
Aptus Drawdown Managed Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			13.20%					7.45%					6.64%
Aptus Collared Investment Opportunity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.70%					10.39%	10.19%
Performance Inception Date		Jul. 09, 2019
Aptus Collared Investment Opportunity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			21.56%					10.15%	9.91%
Aptus Collared Investment Opportunity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			12.93%					8.20%	8.06%
Aptus Defined Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.37%					3.58%				5.09%
Performance Inception Date		Aug. 07, 2018
Aptus Defined Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.87%					2.19%				3.62%
Aptus Defined Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.31%					2.17%				3.32%
Opus Small Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.44%					7.85%		7.80%
Performance Inception Date		Jul. 17, 2018
Opus Small Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.09%					7.53%		7.43%
Opus Small Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.01%					6.14%		6.13%
Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.64%				(2.56%)
Performance Inception Date		Jul. 22, 2021
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.69%				(3.74%)
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.72%				(2.25%)
Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.95%			3.77%
Performance Inception Date		Oct. 31, 2022
Aptus Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.75%			0.46%
Aptus Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			2.30%			1.47%
Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			24.10%		20.91%
Performance Inception Date		Jun. 13, 2023
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			23.00%		19.92%
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			14.44%		15.76%

[1]	In connection with SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s broad-based securities market index. The table also shows index performance for the S&P SmallCap 600 Value Total Return Index, an additional benchmark index the Adviser believes provides a more applicable comparison to the Fund’s investments.
[2]	In connection with SEC regulations applicable to the Fund the Bloomberg US Aggregate Bond Index is the Fund’s broad-based securities market index. The table also shows index performance for the ICE U.S. Treasury 1-3 Year Bond Total Return Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.